Significant Accounting Policies	12 Months Ended
Mar. 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
Significant Accounting Policies

2.	SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these Financial Statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a)	Statement of compliance

These Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting year ended March 31, 2018.

The Board of Directors of the Company authorized these Financial Statements on July 26, 2018 for issuance.

(b)	Basis of presentation

These Financial Statements have been prepared on a historical cost basis, except for financial instruments classified as available-for-sale which are stated at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

These Financial Statements include the financial statements of the Company and its only subsidiary named 1130346 B.C. Ltd. (the “Subco”), incorporated under the laws of BC. The Subco is Amarc’s wholly-owned subsidiary and was incorporated for the purposes of entering into an option agreement (note 6(b)) and as of March 31, 2018 the Subco did not have any asset, liability, income or expense. Intercompany balances and transactions are eliminated in full on consolidation.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current year.

(c)	Significant accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates. The impact of such estimates is pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Changes in the subjective inputs and assumptions can materially affect fair value estimates. The following estimates and judgements have been used in these Financial Statements:

●	assessment of the Company’s ability to continue as a going concern;

●	the determination of categories of financial assets and financial liabilities; and

●	the carrying value and recoverability of the Company’s marketable securities.

(d)	Foreign currency

The functional and presentational currency of the Company is the Canadian Dollar.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-translated. Gains and losses arising on translation are included in profit or loss for the year.

(e)	Financial Instruments

Financial assets and liabilities are recognized when the Company becomes party to the contracts that give rise to them. The Company determines the classification of its financial assets and liabilities at initial recognition and, where allowed and appropriate, re-evaluates such classification at each financial year end. The Company does not have any derivative financial instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, upon initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Non-derivative financial assets

The Company’s non-derivative financial assets comprise of the following:

(i)	Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise of cash, amounts receivable and other assets, and restricted cash.

Cash

Cash in the statement of financial position is comprised of cash and highly liquid investments held at major financial institutions, having maturity dates of three months or less from the date of purchase, which are readily convertible into known amounts of cash. The Company’s cash are invested in business and savings accounts which are available on demand by the Company for its programs and as such, are subject to an insignificant risk of change in value.

(ii)	Available-for-sale (“AFS”) financial assets

The Company’s investments in marketable securities are classified as available-for-sale financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on AFS monetary items, are recognized in other comprehensive income or loss. When an investment is derecognized, the cumulative gain or loss in the investment revaluation reserve is transferred to profit or loss.

The fair value of AFS monetary assets denominated in a foreign currency is determined in that foreign currency and translated at the exchange rate prevailing at the end of the reporting period. Changes in the fair value of AFS equity investments are recognized directly in equity.

Marketable securities are classified as AFS financial assets.

Non-derivative financial liabilities

The Company classifies its non-derivative financial liabilities into the following category:

(i)	Financial liabilities measured at amortized cost

Such financial liabilities are recognized initially at fair value net of any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Financial liabilities measured at amortized cost comprise of accounts payable and accrued liabilities, balance due to a related party, and loan payable to director.

Impairment of financial assets

When an AFS financial asset is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income or loss are reclassified to profit or loss in the period. Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted. For shares classified as AFS, a significant or prolonged decline in the fair value of the security below its cost is considered to be objective evidence of impairment.

For all other financial assets objective evidence of impairment could include:

●	significant financial difficulty of the issuer or counterparty; or

●	default or delinquency in interest or principal payments; or

●	it becoming probable that the borrower will enter bankruptcy or financial re-organization.

With the exception of AFS equity instruments, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized. In respect of AFS equity securities, impairment losses previously recognized through profit or loss are not reversed through profit or loss. Any increase in fair value of AFS equity securities subsequent to an impairment loss is recognized directly in equity.

(f)	Exploration and evaluation expenditures

Exploration and evaluation costs are costs incurred to discover mineral resources, and to assess the technical feasibility and commercial viability of the mineral resources found.

Exploration and evaluation expenditures include:

●	the costs of acquiring licenses;

●	costs associated with exploration and evaluation activity; and

●	the acquisition costs of exploration and evaluation assets, including mineral properties.

Exploration and evaluation expenditures until the technical feasibility and commercial viability of extracting a mineral resource has been determined, and a positive decision to proceed to development has been made, are generally expensed as incurred. However, if management concludes that future economic benefits are more likely than not to be realized, the costs of property, plant and equipment for use in exploration and evaluation of mineral resources are capitalized.

Costs incurred before the Company has obtained the legal rights to explore an area are expensed. Costs incurred after the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made are considered development costs and are capitalized.

Costs applicable to established property interests where no further work is planned by the Company may, for presentation purposes only, be carried at nominal amounts.

(g)	Equipment

Equipment is carried at cost, less accumulated depreciation and accumulated impairment losses.

The cost of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to expense the cost of equipment, less its estimated residual value, using the declining balance method at various rates ranging from 20% to 30% per annum.

An item of equipment is derecognized upon disposal or when no material future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Residual values and estimated useful lives are reviewed at least annually.

As at March 31, 2018, all equipment had been fully depreciated. The Company did not purchase any equipment during the year ended March 31, 2018.

(h)	Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issuance of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects.

When the Company issues common shares for consideration other than cash, the transaction is measured at fair value based on the quoted market price of the Company’s common shares on the date of issuance.

(i)	Loss per share

Loss per share is computed by dividing losses attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is determined by adjusting the losses attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, such as options granted to employees. The dilutive effect of options assumes that the proceeds to be received on the exercise of share purchase options are applied to repurchase common shares at the average market price for the reporting period. Share purchase options are included in the calculation of dilutive earnings per share only to the extent that the market price of the common shares exceeds the exercise price of the share purchase options.

The effect of anti–dilutive factors is not considered when computing diluted loss per share.

(j)	Share–based payments

The share purchase option plan allows Company employees and consultants to acquire shares of the Company. The fair value of share purchase options granted is recognized as an employee or consultant expense with a corresponding increase in share-based payments reserve in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

For employees, fair value is measured at the grant date and each tranche is recognized on a straight-line basis over the period during which the share purchase options vest. The fair value of the share purchase options granted is measured using the Black–Scholes option pricing model taking into account the terms and conditions upon which the share purchase options were granted. At the end of each financial reporting period, the amount recognized as an expense is adjusted to reflect the actual number of share purchase options that are expected to vest.

Share–based payment transactions with non-employees are measured at the fair value of the goods or services received. However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instruments granted at the date the entity obtains the goods or the counterparty renders the service.

(k)	Income taxes

Income tax on the profit or loss for the years presented comprises of current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

The following temporary differences are not provided for:

●	goodwill not deductible for tax purposes;

●	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and

●	differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

(l)	Restoration, rehabilitation, and environmental obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration or development of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability at the time the obligation to incur such costs arises. The timing of the actual rehabilitation expenditure is dependent on a number of factors such as the life and nature of the project or asset, the conditions imposed by the relevant permits and, when applicable, the jurisdiction in which the project or asset is located.

Discount rates using a pre–tax rate that reflects the time value of money are used to calculate the net present value, where applicable. These costs are charged against profit or loss over the economic life of the related asset, through amortization using either the unit–of–production or the straight-line method. The corresponding liability is progressively increased as the effect of discounting unwinds, creating an expense recognized in profit or loss.

The operations of the Company have been, and may in the future be, affected from time to time in varying degrees by changes in environmental regulations, including those for site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company are not predictable.

The Company has no material restoration, rehabilitation and environmental obligations as at March 31, 2018.

(m)	Operating segments

The Company is operating in a single reportable segment – the acquisition, exploration and development of mineral properties. All assets are held in Canada.

(n)	Government assistance

When the Company is entitled to receive METC and other government grants, this government assistance is recognized as a cost recovery when there is reasonable assurance of recovery.

(o)	Accounting standards, interpretations and amendments to existing standards

Effective for annual periods beginning on or after January 1, 2018:

●	IFRS 9, Financial Instruments

●	IFRS 15, Revenue from Contracts with Customers

Effective for annual periods beginning on or after January 1, 2019:

●	IFRS 16, Leases

●	IFRIC 23, Uncertainty over Income Tax Treatments

The Company has not early adopted these new standards or amendments to existing standards and does not expect the impact of these standards on the Company’s financial statements to be material.